Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

24.                               Subsequent Events

On March 15, 2012, Sinovac Dalian borrowed a loan of $3.14 million (RMB 20 million) from its non-controlling shareholder, bearing interest at 7.2% per year and interest is payable monthly. The loan is payable on March 14, 2014.